Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 268	$ 374,504	$ 6,461	$ 381,233
Entity Level Payment US [Member]
Total	$ 268			268
NM - Permian Basin [Member]
Total		$ 374,504	$ 6,461	$ 380,965